Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Market Volatility Assumptions
•	Market volatility assumption varies by fund type and grades from a current volatility number to a long-term assumption over four years as shown below:

Fund index type	Current volatility	Long-term forward volatility
2014:
Large cap	16.6%	18.2%
Bond	3.4	3.9
International	16.3	23.7
Small cap	21.3	21.2

Fund index type	Current volatility	Long-term forward volatility
2013:
Large cap	15.8%	18.2%
Bond	3.4	4.0
International	17.0	24.5
Small cap	19.8	21.1

Reclassifications the Consolidated Statement of Operations

The table below presents the reclassifications applied to the Consolidated Statements of Operations for the years ended December 31, 2013 and 2012.

	As Reported 2013	Reclassification	As Adjusted 2013
Revenue:
Fee, commission, and other revenue	$2,795	3,109	5,904

Total Revenue	5,048	3,109	8,157

Benefits and expenses:
General and administrative expenses	9,399	3,109	12,508

Total benefits and expenses	(11,856)	3,109	(8,747)

Net income	$12,479	—	12,479

	As Reported 2012	Reclassification	As Adjusted 2012
Revenue:
Fee, commission, and other revenue	$2,385	2,313	4,698

Total Revenue	73,253	2,313	75,566

Benefits and expenses:
General and administrative expenses	10,722	2,313	13,035

Total benefits and expenses	60,827	2,313	63,140

Net income	$9,105	—	9,105